Warrants Accounted as Equity-Method Instruments	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Warrants Accounted as Equity-Method Instruments [Abstract]
WARRANTS ACCOUNTED AS EQUITY-METHOD INSTRUMENTS

NOTE 13 — WARRANTS ACCOUNTED AS EQUITY-METHOD INSTRUMENTS

Upon consummation of the Business Combination with Summit, Summit’s 10,000,000 public warrants were converted into YS Biopharma warrants, and YS Group sold additional 750,000 public warrants.

Following the Business Combination, YS Biopharma may redeem public warrants prior to their exercise at a time that is disadvantageous to the holders of such warrants, thereby making such warrants worthless. More specifically:

•        YS Biopharma can redeem outstanding warrants at any time after they become exercisable and prior to their expiration, at $0.01 per warrant, provided the last reported sales price of YS Biopharma Ordinary Shares equals or exceeds $18.00 per share (as adjusted for capitalization, share dividends, split-up and the like) for any 20 trading days within a 30 trading-day period ending on the third trading day prior to proper notice of such redemption and provided that certain other conditions are met.

•        YS Biopharma also can redeem outstanding warrants at any time after they become exercisable and prior to their expiration, at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that the last reported sales price of YS Biopharma Ordinary Shares equals or exceeds $10.00 per share (as adjusted for capitalization, share dividends, split-up and the like) for any 20 trading days within a 30 trading-day period ending on the third trading day prior to proper notice of such redemption and provided that certain other conditions are met, including that holders of the Warrants will be able to exercise their Warrants prior to redemption for a number of YS Biopharma Ordinary Shares determined based on the redemption date and the fair market value of the YS Biopharma Ordinary Shares. The value received upon exercise of the Warrants: (1) may be less than the value the holders would have received if they had exercised their Warrants at a later time where the underlying share price is higher and (2) may not compensate the holders for the value of the warrants, including because the number of YS Biopharma Ordinary Shares received is capped at 0.361 YS Biopharma Ordinary Shares per warrant (subject to adjustment) irrespective of the remaining life of the warrants

In each case, YS Biopharma may only call the Warrants for redemption upon a minimum of 30 days’ prior notice of redemption.

Redemption of the outstanding Warrants could force holders of the Warrants to (a) exercise Warrants and pay the exercise price therefor at a time when it may be disadvantageous for such holders to do so, (b) sell Warrants at the then-current market price when they might otherwise wish to hold their Warrants or (c) accept the nominal redemption price which, at the time the outstanding Warrants are called for redemption, is likely to be substantially less than the market value of the Warrants.

NOTE 14 — WARRANTS ACCOUNTED AS EQUITY-METHOD INSTRUMENTS

Upon the consummation of the Business Combination with Summit, Summit’s 10,000,000 public warrants were converted into YS Biopharma warrants, and YS Group sold additional 750,000 units of public warrants.

Following the Business Combination, YS Biopharma may redeem public warrants prior to their exercise at a time that is disadvantageous to the holders of such warrants, thereby making such warrants worthless. More specifically:

•        YS Biopharma will have the ability to redeem outstanding warrants at any time after they become exercisable and prior to their expiration, at a price of $0.01 per warrant, provided that the last reported sales price of YS Biopharma Ordinary Shares equals or exceeds $18.00 per share (as adjusted for capitalization, share dividends, split-up and the like) for any 20 trading days within a 30 trading-day period ending on the third trading day prior to proper notice of such redemption and provided that certain other conditions are met.

•        YS Biopharma will also have the ability to redeem outstanding warrants at any time after they become exercisable and prior to their expiration, at a price of $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that the last reported sales price of YS Biopharma Ordinary Shares equals or exceeds $10.00 per share (as adjusted for capitalization, share dividends, split-up and the like) for any 20 trading days within a 30 trading-day period ending on the third trading day prior to proper notice of such redemption and provided that certain other conditions are met, including that holders of the Warrants will be able to exercise their Warrants prior to redemption for a number of YS Biopharma Ordinary Shares determined based on the redemption date and the fair market value of the YS Biopharma Ordinary Shares. The value received upon exercise of the Warrants (1) may be less than the value the holders would have received if they had exercised their Warrants at a later time where the underlying share price is higher and (2) may not compensate the holders for the value of the warrants, including because the number of YS Biopharma Ordinary Shares received is capped at 0.361 YS Biopharma Ordinary Shares per warrant (subject to adjustment) irrespective of the remaining life of the warrants.

In each case, YS Biopharma may only call the Warrants for redemption upon a minimum of 30 days’ prior notice of redemption.

Redemption of the outstanding Warrants could force holders of the Warrants to (a) exercise Warrants and pay the exercise price therefor at a time when it may be disadvantageous for such holders to do so, (b) sell Warrants at the then-current market price when they might otherwise wish to hold their Warrants or (c) accept the nominal redemption price which, at the time the outstanding Warrants are called for redemption, is likely to be substantially less than the market value of the Warrants.